Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	¥733	¥12,307
(Year ended March 31, 2012—weighted-average variable rate per annum : 2.7% as of March 31, 2012)
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)

Total short-term borrowings	¥733	¥12,307

Long-Term Debt

Long-term debt as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥240,000
(Year ended March 31, 2012—interest rates per annum : 1.0%-2.0%, due : years ending March 31, 2013-2019)
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
Unsecured indebtedness to financial institutions	15,797	1,016
(Year ended March 31, 2012—interest rates per annum : 0.7%-1.5%, due : years ending March 31, 2013-2014)
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	150	443
(Year ended March 31, 2012—interest rates per annum : 9.7%, due : year ending March 31, 2018)
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)

Sub-total	¥255,947	¥241,459
Less: Current portion	(75,428)	(70,437)

Total long-term debt	¥180,519	¥171,022

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2013, were as follows:

Year ending March 31,	Millions of yen
2014	¥70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000

Total	¥241,459